Subsequent Events (Details) $ / shares in Units, shares in Millions, $ in Millions	Feb. 02, 2026 USD ($)	Feb. 06, 2026 transaction $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Contingent consideration, liability			$ 18	$ 15
Subsequent Event
Subsequent Event [Line Items]
Warrant, exercise period		7 years
Warrant, initial exercise price (in USD per share) | $ / shares		$ 28.38
Subsequent Event | Maximum
Subsequent Event [Line Items]
Warrant, number of ordinary shares (in shares) | shares		24.8
Subsequent Event | Minimum
Subsequent Event [Line Items]
Warrant, number of transactions | transaction		1
Subsequent Event | NXP Semiconductors
Subsequent Event [Line Items]
Business combination, upfront payment	$ 900
Contingent consideration, liability	$ 50